UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ashmore Group plc
             -------------------------------
Address:     61 Aldwych
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             London WC2B 4AE, United Kingdom
             -------------------------------

Form 13F File Number:  28-14260
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Perman
           -----------------
Title:     Secretary
           -----------------
Phone:     212-661-0061
           -----------------

Signature, Place, and Date of Signing:

/s/Michael S. Perman        London, England       8/15/2011
--------------------        ---------------       ---------

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      Form 13F File Number          Name
      28-5804                       Ashmore EMM, L.L.C.
      -------                       -------------------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $ 122,525
                                              -------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

     1       28-5804                  Ashmore EMM, L.L.C.
             -------                  -------------------
     2       28-14265                 Ashmore Investments (UK) Ltd
             --------                 ----------------------------
     3       28-14274                 Ashmore Investment Management Limited
             --------                 -------------------------------------

                                                                 ASHMORE GROUP PLC
                                                 FORM 13F INFORMATION TABLE AS OF JUNE 30, 2011

                                                                       SHARES/                                   VOTING AUTHORITY
                                                                                                                 ----------------
                                                             VALUE       PRN    SH/  PUT/  INVSTMT     OTHER
   NAME OF ISSUER             TITLE OF CLASS      CUSIP     X($1000)     AMT    PRN  CALL  DISCRETN  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------      -----     --------     ---    ---  ----  --------  --------  ----    ------   ----

ABERDEEN INDONESIA FUND INC   COM               00305P106    1,791    130,671   sh         defined     2,3     130,671    0        0
ABERDEEN LATIN AMERICAN EQTY  COM               00306K106    3,047     78,583   sh         defined     2,3      78,583    0        0
AMERICA MOVIL SAB DE CV       SPON ADR LSHS     02364W105      108      2,000   sh         defined       1           0    0    2,000
AU OPTRONICS CORP             SPONSORED ADR     002255107       35      5,100   sh         defined       1           0    0    5,100
BAIDU INC                     SPON ADR REP A    056752108       84        600   sh         defined       1           0    0      600
BANCO BRADESCO SA             SP ADR PFD NEW    59460303       100      4,900   sh         defined       1           0    0    4,900
BANCO DE CHILE                SPONSORED ADR     59520106        69        800   sh         defined       1           0    0      800
BANCOLOMBIA SA                SPON ADR PREF     05968L102       27        400   sh         defined       1           0    0      400
BRASKEM S A                   SP ADR PFD A      105532105       67      2,300   sh         defined       1           0    0    2,300
CHINA FUND INC                COM               169373107    2,620     83,844   sh         defined     2,3      83,844    0        0
CHINA LODGING GROUP LTD       SPONSORED ADR     16949N109       73      4,100   sh         defined       1           0    0    4,100
CHUNGHWA TELECOM CO LTD       SPON ADR NEW      17133Q502       59      1,700   sh         defined       1           0    0    1,700
Companhia DE Bebidas Das AME  SPON ADR PFD      20441W203       51      1,500   sh         defined       1           0    0    1,500
COMPANIA CERVECERIAS UNIDAS   SPONSORED ADR     204429104       71      1,200   sh         defined       1           0    0    1,200
COSAN LTD                     SHS A             G25343107       32      2,600   sh         defined       1           0    0    2,600
DESARROLLADORA HOMEX          SPONSORED ADR     25030W100    4,456    176,631   sh         defined     2,3     176,631    0        0
EMBRAER SA                    SPON ADR B        29082A107       47      1,512   sh         defined       1           0    0    1,512
EMPRESAS ICA SA DE CV         SPON ADR NEW      292448206       30      3,300   sh         defined       1           0    0    3,300
FOMENTO ECONOMICO MEXICANO    SPON ADR UNITS    344419106      120      1,800   sh         defined       1           0    0    1,800
ICICI BK LTD                  ADR               45104G104      217      4,400   sh         defined       1           0    0    4,400
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR     456788108      202      3,100   sh         defined       1           0    0    3,100
ISHARES INC                   MSCI BRAZIL       464286400    1,212     16,524   sh         defined     2,3      16,524    0        0
ISHARES INC                   MSCI MALAYSIA     464286830      415     27,148   sh         defined     2,3      27,148    0        0
ISHARES INC                   MSCI S KOREA      464286772      349      5,365   sh         defined     2,3       5,365    0        0
ISHARES INC                   MSCI STH AFRCA    464286780      487      6,850   sh         defined     2,3       6,850    0        0
ISHARES INC                   MSCI TAIWAN       464286731      905     59,590   sh         defined     2,3      59,590    0        0
ISHARES INC                   MSCI PERU CAP     464289842      715     19,000   sh         defined     2,3      19,000    0        0
ISHARES INC                   MSCI MALAYSIA     464286830      308     20,160   sh         defined       1           0    0   20,160
ISHARES INC                   MSCI TURKEY FD    464286715      174      2,926   sh         defined       1           0    0    2,926
ISHARES TR                    INDO INVS MRKT    46429B309      679     21,225   sh         defined     2,3      21,225    0        0
ISHARES TR                    PHILL INVESTMRK   46429B408      484     19,700   sh         defined     2,3      19,700    0        0
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106      252     10,700   sh         defined       1           0    0   10,700
JF CHINA REGION FUND INC      COM               46614T107      948     62,085   sh         defined     2,3      62,085    0        0
KB FINANCIAL GROUP INC        SPONSORED ADR     48241A105      135      2,824   sh         defined       1           0    0    2,824
KOREA EQUITY FUND             COM               50063B104      217     15,006   sh         defined     2,3      15,006    0        0
KOREA FUND                    COM NEW           500634209    2,670     54,192   sh         defined     2,3      54,192    0        0
LATIN AMERICAN DISCOVERY FD   COM               51828C106      949     52,450   sh         defined     2,3      52,450    0        0
LG DISPLAY CO LTD             SPONS ADR REP     50186V102       51      3,600   sh         defined       1           0    0    3,600
MALAYSIA FUND INC             COM               560905101      817     72,643   sh         defined     2,3      72,643    0        0
MARKET VECTORS ETF TR         BRAZIL SMCP ETF   57060U613    1,853     32,650   sh         defined     2,3      32,650    0        0
MARKET VECTORS ETF TR         INDONESIA ETF     57060U753      986     30,834   sh         defined     2,3      30,834    0        0
MECHEL OAO                    SPONSORED ADR     583840103       29      1,200   sh         defined       1           0    0    1,200
MECHEL OAO                    SPON ADR PFD      583840509       31      3,618   sh         defined       1           0    0    3,618
MEXICO EQUITY AND INCOME FD   COM               592834105      603     51,587   sh         defined     2,3      51,587    0        0
MEXICO FUND INC               COM               592835102      850     30,076   sh         defined     2,3      30,076    0        0
MINDRAY MEDICAL INTL LTD      SPON ADR          602675100      115      4,100   sh         defined       1           0    0    4,100
MOBILE TELESYSTEMS- OJSC      SPONSORED ADR     607409109   29,226  1,536,600   sh         defined     2,3   1,536,600    0        0
MORGAN STANLEY CHINA A SHARE  COM               617468103    1,243     45,530   sh         defined     2,3      45,530    0        0
MORGAN STANLEY FRONTIER EMER  COM               61757P101      688     51,353   sh         defined     2,3      51,353    0        0
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101      346     11,269   sh         defined       1           0    0   11,269
PHILIPPINE LONG DIST          SPONSORED ADR     718252604    6,031    111,600   sh         defined     2,3     111,600    0        0
POSCO                         SPONSORED ADR     693483109      213      1,962   sh         defined       1           0    0    1,962
SHELTON GREATER CHINA FUND    SH BEN INT        823014105      297     39,066   sh         defined     2,3      39,066    0        0
SHINHAN FINANCIAL GROUP CO L  SPN ADR RESTRD    824596100      154      1,600   sh         defined       1           0    0    1,600
SILICONWARE PRECISION INDS L  SPONSD ADR SPL    827084864       35      5,700   sh         defined       1           0    0    5,700
STERLITE INDS INDIA LTD       ADS               859737207      105      7,000   sh         defined       1           0    0    7,000
TAIWAN FUND INC               COM               874036106    1,138     59,409   sh         defined     2,3      59,409    0        0
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100   39,628  3,142,572   sh         defined     2,3   3,142,572    0        0
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100      224     17,800   sh         defined       1           0    0   17,800
TEMPLETON DRAGON FUND INC     COM               88018T101    4,471    147,277   sh         defined     2,3     147,277    0        0
TEMPLETON EMERGING MKTS FND   COM               880191101      284     12,467   sh         defined     2,3      12,467    0        0
TEMPLETON RUSSIA & EAST EURO  COM               88022F105      826     38,364   sh         defined     2,3      38,364    0        0
TERNIUM SA                    SPON ADR          880890108    7,601    257,383   sh         defined     2,3     257,383    0        0
THAI FUND INC                 COM               882904105      310     24,300   sh         defined     2,3      24,300    0        0
TURKISH INVESTMENT FUND       COM               900145103    1,150     71,950   sh         defined     2,3      71,950    0        0
VALE S A                      ADR REPSTG PFD    91912E204      501     17,300   sh         defined       1           0    0   17,300
VALE SA-SP PREF ADR           ADR               91912E105    2,573     88,843   sh         defined     2,3      88,843    0        0
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF  922042858       10        200   sh         defined     2,3         200    0        0
VIMPELCOM LTD                 SPONSORED ADR     92719A106      131     10,300   sh         defined       1           0    0   10,300